Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

For purposes of the financial statements as of and for the year ended December 31, 2018, the Company evaluated subsequent events for recognition and measurement purposes through March 21, 2019, the date the financial statements were issued. The Company further evaluated subsequent events for disclosure purposes in these financial statements as of and for the year ended December 31, 2018, through April 16, 2019. Except as described below, the Company has concluded that no events or transactions have occurred that require disclosure.

February 2019 Stock Option Grants

On February 20, 2019, the Company granted options to purchase 757,031 shares of common stock to employees of the Company. One-fourth of the shares subject to each option grant shall vest on the one-year anniversary of the date of grant with the remainder vesting in equal monthly installments for 36 months thereafter. The total compensation expense for these unvested options is expected to be approximately $10.4 million and recognized over a service term of four years.

Reverse Stock Split

On April 5, 2019, the Company effected a 1-for-3.85 reverse stock split of its common stock. The par value and the authorized number of shares of the common stock were not adjusted as a result of the reverse stock split. The reverse stock split resulted in an adjustment to the Series A, B, C, and D preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.